UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2010

1.802204.106

RGM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 12.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 12.9%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
6/21/10 to 8/2/10	0.25 to 0.39% (b)	$ 623,853	$ 623,694
Federal Agencies - 35.6%

Federal Home Loan Bank - 34.8%
6/1/10 to 6/1/11	0.18 to 0.76 (c)	1,683,850	1,683,326
Freddie Mac - 0.8%
10/27/10	0.32	40,000	39,947
TOTAL FEDERAL AGENCIES			1,723,273
U.S. Treasury Obligations - 8.5%

U.S. Treasury Bills - 8.2%
6/3/10 to 9/23/10	0.39 to 0.55	394,090	393,825
U.S. Treasury Notes - 0.3%
6/30/10	0.48	16,000	16,030
TOTAL U.S. TREASURY OBLIGATIONS			409,855
Repurchase Agreements - 42.8%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,799,186	1,799,144
With:
BNP Paribas Securities Corp. at:
0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $45,344,650, 1.34% - 6.5%, 12/25/24 - 7/16/39)	44,034	44,000
0.25%, dated 5/25/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $52,532,554, 0.75% - 6%, 12/15/13 - 9/20/36)	51,022	51,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at 0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $28,562,475, 7%, 10/1/38)	$ 28,012	$ 28,000
ING Financial Markets LLC at:
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $18,369,394, 5.09% - 6.04%, 4/1/37 - 3/1/38)	18,013	18,000
0.23%, dated 4/30/10 due 7/29/10 (Collateralized by U.S. Government Obligations valued at $112,290,901, 0.64% - 1.43%, 4/25/21 - 4/25/39)	109,063	109,000
Morgan Stanley & Co., Inc. at 0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $18,441,197, 2.59% - 16%, 3/1/11 - 3/1/40)	18,012	18,000
TOTAL REPURCHASE AGREEMENTS		2,067,144
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,823,966)		4,823,966
NET OTHER ASSETS - 0.2%		8,028
NET ASSETS - 100%		$ 4,831,994
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $623,694, or 12.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,799,144,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 133,104
Bank of America, NA	327,013
Barclays Capital, Inc.	219,622
Citigroup Global Markets, Inc.	79,862
Credit Agricole Securities (USA) Inc.	53,242
Credit Suisse Securities (USA) LLC	106,483
Deutsche Bank Securities, Inc.	159,725
ING Financial Markets LLC	79,862
J.P. Morgan Securities, Inc.	106,483
Merrill Lynch Government Securities, Inc.	53,242
Morgan Stanley & Co., Inc.	53,242
RBC Capital Markets Corp.	14,641
RBS Securities, Inc.	53,242
Societe Generale, New York Branch	133,104
UBS Securities LLC	85,187
Wachovia Bank NA	106,483
Wells Fargo Securities LLC	34,607
$ 1,799,144
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $4,823,966,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2010

1.802205.106

RMM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
6/4/10	0.35% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 41.4%

London Branch, Eurodollar, Foreign Banks - 11.0%
Bank of Montreal
6/7/10	0.31	52,000	52,000
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	106,000	106,000
Credit Agricole SA
6/1/10 to 6/28/10	0.25 to 0.45 (d)	419,000	419,000
Credit Industriel et Commercial
6/1/10 to 8/9/10	0.39 to 0.50	255,000	255,000
HSBC Bank PLC
8/31/10 to 12/21/10	0.53 to 0.72	163,000	163,000
ING Bank NV
6/10/10 to 6/15/10	0.25	156,000	156,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.63 to 0.68	196,000	196,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	398,000	398,004
UniCredit SpA
6/3/10 to 6/16/10	0.30	119,000	119,000
			1,864,004
New York Branch, Yankee Dollar, Foreign Banks - 30.4%
Bank of Montreal
6/17/10 to 6/25/10	0.36 to 0.49 (d)	85,000	85,000
Bank of Nova Scotia
6/7/10 to 8/16/10	0.29 to 0.44 (d)	370,000	370,000
Bank of Tokyo-Mitsubishi
6/15/10 to 8/11/10	0.25 to 0.41	697,000	697,000
Barclays Bank PLC New York Branch
6/8/10	0.46 (d)	79,000	79,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	553,000	553,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks
BNP Paribas SA
8/12/10	0.40%	$ 54,000	$ 54,000
Calyon New York Branch
6/8/10 to 7/6/10	0.40 (d)	180,000	180,000
Calyon SA
6/11/10	0.60	136,000	136,000
Canadian Imperial Bank of Commerce New York Branch
6/9/10 to 6/21/10	0.34 to 0.37 (d)	263,000	263,000
Commerzbank AG New York Branch
7/14/10 to 8/10/10	0.40 to 0.45	155,000	155,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	58,000	58,000
Intesa Sanpaolo SpA
9/9/10	0.35	76,000	76,000
Mizuho Corporate Bank Ltd.
6/2/10 to 6/15/10	0.25 to 0.35	137,000	137,000
Natexis Banques Populaires New York Branch
6/8/10 to 6/18/10	0.30 to 0.45	278,000	278,000
Natixis New York Branch
6/22/10	1.47 (d)	88,000	88,000
Rabobank Nederland
6/7/10 to 6/30/10	0.28 to 0.35 (d)	310,000	310,000
Rabobank Nederland New York Branch
6/3/10 to 9/7/10	0.28 to 0.35 (d)	426,000	426,001
Royal Bank of Canada
7/1/10	0.61 (d)	118,000	118,000
Royal Bank of Canada New York Branch
6/14/10 to 6/29/10	0.34 to 0.35 (d)	45,000	45,000
Skandinaviska Enskilda Banken New York Branch
6/7/10 to 6/17/10	0.35 to 0.40	124,000	124,000
Societe Generale
8/5/10	0.65 (d)	30,000	30,000
Societe Generale Institutional CD Program
6/2/10 to 6/7/10	0.31 to 0.33 (d)	245,000	245,000
Sumitomo Mitsui Banking Corp.
6/28/10 to 6/30/10	0.38 to 0.40	106,000	106,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken AB
8/19/10	0.44%	$ 27,000	$ 27,000
Svenska Handelsbanken New York
9/15/10	0.54	209,000	209,003
Toronto-Dominion Bank
6/29/10	0.35 (d)	14,000	14,000
Toronto-Dominion Bank New York Branch
6/4/10 to 6/10/10	0.28 to 0.30 (d)	39,000	39,000
UBS AG
6/8/10 to 7/12/10	0.30 to 0.40	260,000	260,000
			5,162,004
TOTAL CERTIFICATES OF DEPOSIT			7,026,008
Commercial Paper - 18.3%

Abbott Laboratories
7/26/10	0.39 (d)	80,000	80,000
American Honda Finance Corp.
8/10/10	0.35	20,000	19,986
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	54,000	53,942
Autobahn Funding
6/11/10	0.40	28,035	28,032
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/8/10	0.25	87,000	86,996
Commerzbank U.S. Finance, Inc.
6/14/10 to 8/10/10	0.40 to 0.45	282,000	281,895
Commonwealth Bank of Australia
8/12/10 to 9/10/10	0.33 to 0.45	186,000	185,821
Credit Suisse New York Branch
8/2/10	0.44	174,000	173,868
CVS Caremark Corp.
6/1/10	0.49 (d)	51,000	51,000
Dakota Notes (Citibank Credit Card Issuance Trust)
6/3/10 to 6/17/10	0.25 to 0.40	80,000	79,995
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55%	$ 401,000	$ 400,540
DnB NOR Bank ASA
6/1/10 to 6/21/10	0.27 to 0.33 (d)	147,000	147,000
Groupe BPCE
6/25/10	0.45	32,000	31,990
Hannover Funding Co. LLC
6/23/10	0.65	76,000	75,970
Intesa Funding LLC
9/10/10 to 9/16/10	0.35	96,000	95,905
Irish Republic
6/10/10	0.40	36,000	35,996
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	67,000	66,944
Manhattan Asset Funding Co. LLC
6/10/10	0.35	28,000	27,998
Natexis Banques Populaires U.S. Finance Co. LLC
6/7/10 to 6/18/10	0.30 to 0.45	191,000	190,972
Nationwide Building Society
6/1/10 to 6/15/10	0.25 to 0.28	61,000	60,995
Norddeutsche Landesbank
6/1/10 to 6/21/10	0.40 to 0.55	88,000	87,982
Nordea North America, Inc.
7/6/10 to 11/4/10	0.30 to 0.53	225,000	224,745
Sumitomo Mitsui Banking Corp.
7/1/10	0.40	16,000	15,995
Sumitomo Trust & Banking Co. Ltd. New York Branch
6/7/10	0.32	52,000	51,997
Svenska Handelsbanken, Inc.
7/7/10	0.30	52,000	51,984
Toyota Motor Credit Corp.
7/26/10 to 8/26/10	0.40 to 0.58	109,000	108,899
UBS Finance, Inc.
7/13/10	0.44	152,000	151,922
Westpac Banking Corp.
6/14/10 to 6/16/10	0.37 to 0.39 (d)	241,000	241,000
TOTAL COMMERCIAL PAPER			3,110,369
U.S. Government and Government Agency Obligations - 2.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.9%
Bank of America NA (FDIC Guaranteed)
6/14/10 to 7/29/10	0.29 to 0.38% (c)(d)	$ 269,414	$ 269,414
Citibank NA (FDIC Guaranteed)
6/30/10	0.34 (c)(d)	44,000	44,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (c)(d)	181,535	181,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			495,191
Federal Agencies - 6.5%

Federal Home Loan Bank - 6.5%
6/4/10 to 3/14/11	0.25 to 0.76 (d)	1,100,000	1,099,664
U.S. Treasury Obligations - 7.3%

U.S. Treasury Bills - 6.5%
6/10/10 to 11/4/10	0.22 to 0.54	1,110,000	1,108,971
U.S. Treasury Notes - 0.8%
1/31/11	0.47 to 0.48	135,000	135,352
TOTAL U.S. TREASURY OBLIGATIONS			1,244,323
Bank Notes - 0.8%

Bank of America NA
6/2/10 to 6/7/10	0.25 to 0.33 (d)	136,000	136,000
Medium-Term Notes - 6.4%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(d)	96,000	96,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Berkshire Hathaway, Inc.
8/10/10	0.35% (d)	$ 41,500	$ 41,500
BP Capital Markets PLC
6/11/10	0.39 (d)	65,000	65,000
Cellco Partnership
6/27/10	0.89 (b)(d)	74,000	74,000
Commonwealth Bank of Australia
6/4/10 to 6/15/10	0.33 to 0.39 (b)(d)	214,000	214,000
Metropolitan Life Global Funding I
9/2/10	1.29 (b)(d)	29,000	29,000
Royal Bank of Canada
6/15/10 to 8/16/10	0.78 (b)(d)	170,000	170,000
Verizon Communications, Inc.
6/15/10	0.76 (d)	105,000	105,000
Westpac Banking Corp.
6/23/10 to 8/11/10	0.31 to 0.44 (b)(d)	296,000	296,000
TOTAL MEDIUM-TERM NOTES			1,090,500
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
7/1/10	0.64 (d)(h)	45,000	45,000
Time Deposits - 0.1%

Banco Santander SA
7/9/10	0.40	22,000	22,000
Municipal Securities - 3.1%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2000 A, VRDN
6/4/10	0.26 (d)(e)	15,000	15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2002 A, VRDN
6/4/10	0.26 (d)(e)	19,995	19,995
Arizona Health Facilities Auth. Rev. Series 2008 A, VRDN
6/4/10	0.27 (d)	5,600	5,600
Austin Trust Various States Participating VRDN Series BA 08 1127
6/4/10	0.29 (d)(f)	16,420	16,420
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2006 B, VRDN
6/4/10	0.28% (d)	$ 12,600	$ 12,600
Butler County Health Facilities Rev. Series 2002, VRDN
6/4/10	0.27 (d)	14,400	14,400
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
6/4/10	0.23 (d)	6,825	6,825
California Hsg. Fin. Agcy. Rev. Series 2002 J, VRDN
6/4/10	0.31 (d)(e)	800	800
California Hsg. Fin. Agcy. Rev. Series 2006 F2, VRDN
6/4/10	0.27 (d)(e)	17,000	17,000
California Hsg. Fin. Agcy. Rev. Series 2007 K, VRDN
6/4/10	0.27 (d)(e)	25,000	25,000
Fort Myers Util. Sys. Rev. Series 2009, VRDN
6/4/10	0.27 (d)	15,000	15,000
Highlands County Health Facilities Auth. Rev. VRDN
6/4/10	0.25 (d)	31,500	31,500
Idaho Health Facilities Auth. Rev. Series 2009 A, VRDN
6/4/10	0.27 (d)	17,000	17,000
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, VRDN
6/4/10	0.26 (d)	10,100	10,100
Illinois Fin. Auth. Rev. Series 2009 D, VRDN
6/4/10	0.27 (d)	10,500	10,500
Kent State Univ. Revs. Series 2008 B, VRDN
6/4/10	0.27 (d)	13,635	13,635
Lake County Hosp. Facilities Rev. Series 2008 B, VRDN
6/4/10	0.27 (d)	14,000	14,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, VRDN
6/4/10	0.28 (d)	26,870	26,870
Milpitas Multiple-family Rev. Series A, VRDN
6/4/10	0.26 (d)(e)	14,000	14,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546
6/4/10	0.29 (d)(f)	11,300	11,300
New York City Gen. Oblig. Series 2004 A6, VRDN
6/4/10	0.27 (d)	20,000	20,000
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
6/4/10	0.25 to 0.27 (d)(e)	66,500	66,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, VRDN
6/4/10	0.30 (d)(e)	16,400	16,400
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, VRDN
6/4/10	0.27% (d)	$ 37,635	$ 37,635
Riverside Elec. Rev. VRDN
6/4/10	0.28 (d)	30,315	30,315
Santa Clara County Fing. Auth. Rev. Series 2009 A, VRDN
6/4/10	0.24 (d)	22,700	22,700
Virginia Small Bus. Fing. Series 2006, VRDN
6/4/10	0.29 (d)	16,000	16,000
Washington Health Care Facilities Auth. Rev. Series 2008 B, VRDN
6/4/10	0.32 (d)	17,110	17,110
TOTAL MUNICIPAL SECURITIES		524,205
Repurchase Agreements - 16.2%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	$ 389,856	389,847
With:
Banc of America Securities LLC at:
0.42%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $73,222,078, 0% - 2.15%, 6/25/10 - 11/25/43)	70,003	70,000
0.72%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $390,400,122, 0% - 7.58%, 12/15/16 - 9/20/56)	371,030	371,000
Barclays Capital, Inc. at:
0.45%, dated:
5/14/10 due 6/4/10 (Collateralized by Mortgage Loan Obligations valued at $11,882,674, 0.49%, 2/25/37)	11,003	11,000
5/17/10 due 6/17/10 (Collateralized by Equity Securities valued at $43,208,102)	40,016	40,000
0.5%, dated:
5/17/10 due 6/17/10 (Collateralized by Corporate Obligations valued at $10,502,210, 0.68% - 6.15%, 6/1/16 - 11/15/37)	10,004	10,000
5/26/10 due 6/9/10 (Collateralized by Mortgage Loan Obligations valued at $29,162,430, 0.49% - 0.51%, 4/25/37 - 10/25/46)	27,005	27,000
0.55%, dated 5/25/10 due 6/24/10 (Collateralized by Mortgage Loan Obligations valued at $29,163,119, 0.51%, 4/25/37)	27,012	27,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at 0.22%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $27,817,988, 0.84% - 6%, 3/15/18 - 7/20/36)	$ 27,015	$ 27,000
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $27,817,818, 1% - 5.85%, 9/25/16 - 5/15/40)	27,015	27,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $27,599,524, 1.64% - 6.5%, 5/15/16 - 7/1/41)	27,014	27,000
Credit Suisse Securities (USA) LLC at 0.35%, dated 5/28/10 due 6/1/10 (Collateralized by Equity Securities valued at $598,342,578)	554,022	554,000
Deutsche Bank Securities, Inc. at:
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $27,794,419, 0.49% - 10.25%, 5/15/11 - 4/15/40)	26,028	26,000
0.45%, dated:
3/24/10 due:
6/22/10 (Collateralized by Corporate Obligations valued at $14,052,911, 0% - 10%, 5/1/13 - 6/15/38)	13,015	13,000
6/25/10 (Collateralized by Mortgage Loan Obligations valued at $28,343,613, 0.5% - 9.52%, 9/1/12 - 4/15/40)	26,030	26,000
6/30/10 (Collateralized by Corporate Obligations valued at $14,061,620, 0% - 9.52%, 1/26/12 - 6/15/38)	13,016	13,000
4/8/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $31,093,848, 0.51% - 9.52%, 6/20/14 - 4/15/40)	26,029	26,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $28,139,813, 0.51% - 12.5%, 8/1/11 - 6/15/38)	26,029	26,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $14,184,004, 0.42% - 12.75%, 1/15/12 - 4/15/40)	13,015	13,000
7/22/10 (Collateralized by Corporate Obligations valued at $27,956,641, 0% - 9.13%, 2/1/11 - 6/28/46)	26,030	26,000
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $27,857,168, 0.52% - 12.25%, 4/15/15 - 4/15/40)	26,029	26,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at 0.45%, dated:
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $28,069,978, 0.49% - 10.75%, 5/1/13 - 6/15/38)	$ 26,029	$ 26,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $14,041,156, 0.65% - 9.52%, 2/15/13 - 6/15/38)	13,015	13,000
8/12/10 (Collateralized by Corporate Obligations valued at $14,044,223, 2.8% - 10%, 3/1/14 - 6/15/38)	13,016	13,000
Goldman Sachs & Co. at 0.32%, dated 5/27/10 due 6/3/10 (Collateralized by Commercial Paper Obligations valued at $39,141,740, 6/3/10) (d)(g)	38,002	38,000
ING Financial Markets LLC at:
0.23%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $54,605,225, 4% - 6%, 4/15/26 - 5/15/35)	53,030	53,000
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $54,274,083, 4.5% - 6%, 10/1/37 - 3/1/40)	53,031	53,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $27,305,952, 4.75% - 8.45%, 7/15/13 - 1/15/31)	26,037	26,000
J.P. Morgan Securities, Inc. at 0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $15,755,084, 0.53% - 2.48%, 1/20/19 - 5/20/19)	15,018	15,000
Merrill Lynch, Pierce, Fenner & Smith at 0.77%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $2,131,253, 5% - 5.88%, 4/15/25 - 4/1/35)	2,000	2,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $51,186,075, 2.59% - 7%, 11/1/13 - 5/1/40)	50,047	50,000
0.4%, dated 5/19/10 due 6/18/10 (Collateralized by Corporate Obligations valued at $19,952,882, 5.38%, 4/30/13)	19,006	19,000
0.45%, dated 4/5/10 due 6/4/10 (Collateralized by Corporate Obligations valued at $43,231,151, 1.09% - 12.5%, 2/27/14 - 11/30/17)	40,030	40,000
0.55%, dated 5/21/10 due 6/21/10 (Collateralized by Corporate Obligations valued at $12,600,001, 5.96%, 2/15/51)	11,005	11,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Mortgage Loan Obligations valued at $113,505,840, 0% - 5.33%, 12/25/35 - 2/25/37)	$ 105,184	$ 105,000
RBC Capital Markets Co. at:
0.35%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $7,350,287, 6.7% - 7.13%, 4/15/12 - 11/15/39)	7,000	7,000
0.47%, dated 5/28/10 due 6/1/10 (Collateralized by Equity Securities valued at $108,011,571)	100,005	100,000
0.49%, dated 5/5/10 due 6/7/10 (Collateralized by Mortgage Loan Obligations valued at $39,974,686, 0.4% - 6.5%, 11/25/35 - 8/25/37)	37,017	37,000
0.55%, dated 5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $15,752,647, 0% - 0.18%, 3/1/41 - 7/1/47)	15,021	15,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $15,946,067, 1.5% - 4%, 12/15/35 - 12/15/37)	15,066	15,000
RBC Capital Markets Corp. at 0.23%, dated 4/30/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $51,368,387, 0.84% - 6%, 4/1/18 - 5/20/38)	50,019	50,000
RBS Securities, Inc. at:
0.22%, dated 4/22/10 due 6/21/10 (Collateralized by U.S. Government Obligations valued at $26,529,322, 5.5%, 3/1/20)	26,010	26,000
0.68%, dated 5/21/10 due 6/18/10 (Collateralized by U.S. Government Obligations valued at $86,712,016, 4.5%, 10/1/19)	85,045	85,000
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $54,274,083, 4.5% - 6%, 10/1/37 - 3/1/40)	53,026	53,000
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $23,026,435, 5.63% - 13.5%, 8/17/11 - 11/30/16)	21,024	21,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $10,917,199, 5.5% - 9.88%, 8/1/13 - 3/1/18)	10,011	10,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $27,776,363, 0.03% - 0.56%, 10/15/19 - 4/15/22)	26,030	26,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $21,198,099, 0.56%, 4/15/22)	$ 20,025	$ 20,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $8,769,542, 0.75% - 6.5%, 6/16/14 - 3/30/23)	8,011	8,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $11,954,885, 5.25% - 6.5%, 1/10/13 - 4/15/40)	11,016	11,000
Wells Fargo Securities, LLC at:
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $15,756,126, 5.65% - 6.05%, 10/1/16 - 8/15/21)	15,015	15,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Corporate Obligations valued at $15,670,252, 0% - 8.5%, 6/1/10 - 5/27/20)	15,018	15,000
TOTAL REPURCHASE AGREEMENTS		2,753,847
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $17,572,107)		17,572,107
NET OTHER ASSETS - (3.4)%		(580,918)
NET ASSETS - 100%		$ 16,991,189
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $879,000,000 or 5.2% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $495,191,000 or 2.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 45,000
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$389,847,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 28,842
Bank of America, NA	70,859
Barclays Capital, Inc.	47,588
Citigroup Global Markets, Inc.	17,305
Credit Agricole Securities (USA) Inc.	11,537
Credit Suisse Securities (USA) LLC	23,073
Deutsche Bank Securities, Inc.	34,610
ING Financial Markets LLC	17,305
J.P. Morgan Securities, Inc.	23,073
Merrill Lynch Government Securities, Inc.	11,537
Morgan Stanley & Co., Inc.	11,537
RBC Capital Markets Corp.	3,172
RBS Securities, Inc.	11,537
Societe Generale, New York Branch	28,842
UBS Securities LLC	18,458
Wachovia Bank NA	23,073
Wells Fargo Securities LLC	7,499
$ 389,847
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $17,572,107,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010